UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   November 11, 2002

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $20,211

List of Other Included Managers:
             Monetta Fund

                      Monetta Financial Services, Inc.
                                  FORM 13F
                             September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                            Value   Shares/ Sh/ Put/ Invstmt    Other
Name of Issuer           Title of class         CUSIP      (x$1000) Prn Amt Prn Call Dscretn   Managers      Sole    Shared   None

AOL Time Warner, Inc.          COM              00184A105      152    13000 SH       Sole                    13000
AT & T Corp.                   COM              001957109      144    12000 SH       Sole                    12000
AmerisourceBergen Corp.        COM              03083E105     1571    22000 SH       Sole                    22000
Anadarko Petroleum Corp.       COM              032511107      940    21100 SH       Sole                    21100
AutoZone, Inc.                 COM              053332102     2681    34000 SH       Sole                    34000
Cisco Systems, Inc.            COM              17275R102      210    20000 SH       Sole                    20000
Dell Computer Corp.            COM              247025109      226     9600 SH       Sole                     9600
Duane Reade, Inc.              COM              263578106     1120    70000 SH       Sole                    70000
Halliburton Co.                COM              406216101      129    10000 SH       Sole                    10000
Intel Corp.                    COM              458140100      286    20600 SH       Sole                    20600
Medicis Pharmaceutical Corp. - COM              584690309     1226    30000 SH       Sole                    30000
Microsoft Corp.                COM              594918104     3194    73100 SH       Sole                    73100
Mohawk Industries, Inc.        COM              608190104     1350    27200 SH       Sole                    27200
Motorola, Inc.                 COM              620076109      132    13000 SH       Sole                    13000
New York Community Bancorp, In COM              649445103     2620    93000 SH       Sole                    93000
Oracle Corp.                   COM              68389X105      189    24000 SH       Sole                    24000
Quest Diagnostics, Inc.        COM              74834L100     2215    36000 SH       Sole                    36000
The Williams Companies, Inc.   COM              969457100       45    20000 SH       Sole                    20000
Tidewater, Inc.                COM              886423102      729    27000 SH       Sole                    27000
Valassis Communications, Inc.  COM              918866104     1052    30000 SH       Sole                    30000